Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  2004

April 14, 2009


VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549


Re:      Rydex Variable Trust (File No. 333-158015)
         ------------------------------------------

Ladies and Gentlemen:

On behalf of our client, Rydex Variable Trust (the "Trust"), we are filing herewith Pre-Effective Amendment No. 1 to the Trust's Registration Statement under the Securities Act of 1933 on Form N-14. The purpose of Pre-Effective Amendment No. 1 is to delay the effective date of the Trust's Registration Statement which was filed with the SEC on March 16, 2009 via EDGAR Accession No. 0000935069-09-000766, and is currently scheduled to go effective on Wednesday, April 15, 2009. In the near future, the Trust and the Trust's principal underwriter intend to file, via EDGAR correspondence, a letter of acceleration requesting a new effective date for the Trust's Registration Statement.

Please do not hesitate to contact me at 202.739.5654 if you have any questions or comments concerning this filing.

Sincerely,

/s/ W. John McGuire
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W. John McGuire